CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income	¥ 241,854	¥ 178,760	¥ 151,850
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	72,757	54,981	43,478
Bad debt expense	33,605	63,103	46,000
Loss on disposal of property and equipment	297	500	1,102
Deferred income tax benefit	(18,895)	(21,614)	(4,190)
Share based compensation expense	67,824	32,919	24,976
Other income	29
Foreign currency exchange losses (gains), net	(3,760)	29,499	(6,605)
Changes in operating assets and liabilities, net of effects from acquisition of Hanru Hangzhou
Accounts receivable	22,928	(66,901)	(102,974)
Prepaid expenses and other current assets	(60,362)	(16,713)	(15,125)
Accrued interest income on time deposits	5,264	(655)	(17,587)
Other non-current assets	(7,071)	(3,757)	(4,042)
Accounts payable	(248)	533	(269)
Amounts due to a related party	(800)	879
Income taxes payable	34,947	23,287	14,641
Deferred revenue	101,439	46,570	23,528
Accrued expenses and other current liabilities	36,781	27,362	11,992
Other non-current liabilities	(2,559)	(1,055)	8,568
Net cash provided by operating activities	524,030	347,698	175,343
Investing activities:
Purchase of property and equipment	(381,982)	(99,961)	(48,405)
Proceeds from disposal of property and equipment	358	1,040	227
Purchase of short term investments	(1,937,000)	(945,000)	(622,800)
Proceeds from maturity of short term investments	1,937,000	945,000	622,800
Purchase of long-term investments	(12,755)	(24,000)
Payment for acquisition of Hanru Hangzhou	(4,360)	(1,000)
Cash acquired from acquisition of Hanru Hangzhou	148
Purchase of time deposits	(421,170)	(639,019)	(708,124)
Proceeds from maturity of time deposits	678,741	690,250	22,325
Issuance of loans to employees	(18,525)	(1,227)	(3,030)
Proceeds from repayment of loans from employees	3,096	1,608	2,468
Net cash provided by (used in) investing activities	(156,449)	(72,309)	(734,539)
Financing activities:
Amounts received on behalf of a related party		1,432
Repayment of amounts received on behalf of a related party		(1,432)
Issuance of Class A ordinary shares upon the IPO			592,161
Issuance of Class A ordinary shares in private placement concurrent with the IPO			83,052
Issuance of Class A ordinary shares in connection with exercise of share options	20,388	22,456	1,518
Payment of dividend	(54,026)
Repurchase of treasury shares	(44,406)	(49,355)
Payment of IPO costs			(21,705)
Net cash provided by (used in) financing activities	(78,044)	(26,899)	655,026
Effect of foreign currency exchange rate changes on cash and cash equivalents	7,197	4,413	5,837
Net increase in cash and cash equivalents	296,734	252,903	101,667
Cash and cash equivalents at beginning of year	513,938	261,035	159,368
Cash and cash equivalents at end of year	810,672	513,938	261,035
Supplemental disclosure of cash flow information:
Income taxes paid	3,096	2,246	3,479
Non-cash investing and financing activities:
Accrual for purchase of equipment	3,692	3,685	1,758
Series A [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares			3,648
Series B [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares			107,994
Series C [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares			¥ 592,849